Assets Held in the Stable Value Master Trust - Schedule of Net Investment Gain (Details) - EBP 062 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investment income	$ 11,026,071	$ 7,354,903
Plan's Interest in Master Trust Balance (%)	2.00%	2.00%
Master Trust Balance
EBP, Master Trust [Line Items]
Total investment income	$ 11,831,386	$ 11,133,977
Plan Interest
EBP, Master Trust [Line Items]
Total investment income	$ 215,841	$ 182,173
Plan's Interest in Master Trust Balance (%)	2.00%	2.00%